Income and Expenses - Schedule of Total Tax (Expense) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Current income tax (expense) / benefit	SFr (90)	SFr (22)	SFr (1)
Deferred tax (expense) / income	35	(5)	(82)
Total tax (expense) / income reported in the income statement	SFr (55)	SFr (27)	SFr (83)